UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

MARKETOCRACY MASTERS 100 FUND
Portfolio of Investments
9/30/2009 (Unaudited)

		Shares	Market Value
Common Stocks - 62.6%			$12,300,425
(Cost $11,336,923)

CONSUMER DISCRETIONARY - 4.4%			861,776
APEI	AMERICAN PUBLIC EDUCATION, INC.*	2,600	90,324
BXG	BLUEGREEN CORP.*	600	1,830
CETV	CENTRAL EUROPEAN MEDIA ENTERPRISES*	500	17,125
CPHI	CHINA PHARMA HOLDINGS, INC.*	400	1,360
COH	COACH, INC.	6,000	197,520
CTCM	CTC MEDIA, INC.*	1,100	17,292
FMCN	FOCUS MEDIA HOLDINGS LTD.*	2,000	22,080
JTX	JACKSON HEWITT TAX SERVICES, INC.	5,200	26,520
LGF	LIONS GATE ENTERTAINMENT CORP.*+	23,700	145,992
NETC	NET SERVICOS DE COMUNICACAO S. A.	14,900	171,648
SVLF	SILVERLEAF RESORTS, INC.*	39,415	52,422
URBN	URBAN OUTFITTERS, INC.*	3,900	117,663

CONSUMER STAPLES - 2.9%			558,973
FEED	AGFEED INDUSTRIES, INC.*	10,600	56,604
ADY	AMERICAN DAIRY, INC.*	4,700	133,151
BG	BUNGE LTD.	500	31,305
CEDC	CENTRAL EUROPEAN DISTRIBUITON CORP.*	2,900	95,004
DMND	DIAMOND FOODS, INC.	4,800	152,256
SYUT	SYNUTRA INTERNATIONAL, INC.*	200	2,742
WBD	WIMM BILL DANN FOODS OJSC*	900	64,359
HOGS	ZHONGPIN, INC.*	1,600	23,552

ENERGY - 8.2%			1,617,373
ALY	ALLIS CHALMERS ENERGY, INC.*	3,800	16,568
ATLS	ATLAS ENERGY, INC.	116	3,140
BP	BP PLC	700	37,261
CFW	CANO PETROLEUM, INC.*	29,135	37,001
SNP	CHINA PETROLEUM & CHEMICAL CORP.	200	17,030
EXXI	ENERGY XXI (BERMUDA) LTD.	9,600	14,880
GTE	GRAN TIERRA ENERGY, INC.*	44,000	183,040
GU	GUSHAN ENVIRONMENTAL ENRGY LTD.	10,600	19,292
PWE	PENN WEST ENERGY TRUST	50,700	803,088
PTR	PETROCHINA CO. LTD.	400	45,500
SFL	SHIP FINANCE INTERNATIONAL LTD.	15	184
SWN	SOUTHWESTERN ENERGY CO.*	9,300	396,924
STO	STATOILHYDRO ASA	700	15,778
TELOZ	TEL OFFSHORE TRUST	90	432
TOT	TOTAL S. A.	100	5,926
VLO	VALERO ENERGY CORP.	1,100	21,329

FINANCIALS - 8.1%			1,584,012
TCHC	21ST CENTURY HOLDING CO.	8,000	31,680
AFF	AMERICAN INTERNATIONAL GROUP, INC.	1,100	13,233
AINV	APOLLO INVESTMENT CORP.	1,100	10,505
AVB	AVALONBAY COMMUNITIES, INC.	3	218
BCS	BARCLAYS PLC*	4,600	108,744
C	CITIGROUP, INC.	38,800	187,792
CME	CME GROUP, INC.	1,100	339,009
CNO	CONSECO, INC.*	9,100	47,866
EQY	EQUITY ONE, INC.	1,400	21,938
FMD	FIRST MARBLEHEAD CORP.*	2,000	4,400
GAIN	GLADSTONE INVESTMENT CORP.	83,544	405,188
GNW	GENWORTH FINANCIAL, INC.	3,600	43,020
GS	GOLDMAN SACHS GROUP, INC.	200	36,870
HIG	HARTFORD FINANCIAL SERVICES GROUP, INC.	1,800	47,700
HBC	HSBC HOLDINGS PLC	2,300	131,905
IRS	IRSA INVESTMENTS & REPRESENTATIONS, INC.*	600	4,980
MTG	MGIC INVESTMENT CORP.*	100	741
PMACA	PMA CAPITAL CORP.*	5,100	29,019
PL	PROTECTIVE LIFE CORP.	300	6,426
USB	US BANCORP	4,600	100,556
XL	XL CAPITAL LTD.	700	12,222

HEALTH CARE - 19.3%			3,798,278
AFFX	AFFYMETRIX, INC.*	700	6,146
ALXN	ALEXION PHARMACEUTICALS, INC.*	3,500	155,890
AMRN	AMARIN CORP. PLC*	44,586	69,109
AMLN	AMYLIN PHARMACEUTICALS, INC.*	20,900	286,121
BIIB	BIOGEN IDEC, INC.*	6,100	308,172
BVX	BOVIE MEDICAL CORP.*	30,126	236,489
DEPO	DEPOMED, INC.*	149,877	654,963
ELN	ELAN PLC*	11,600	82,476
ENDP	ENDO PHARMACEUTICALS HOLDINGS, INC.*	25,200	570,276
HMSY	HMS HOLDINGS CORP.*	3,800	145,274
KG	KING PHARMACEUTICALS, INC.*	27,500	296,175
MDVN	MEDIVATION, INC.*	11,700	317,538
VIVO	MERIDIAN BIOSCIENCE, INC.	1,700	42,517
MBRK	MIDDLEBROOK PHARMACEUTICAL, INC.*	1,600	1,840
ONXX	ONYX PHARMACEUTICALS, INC.*	9,400	281,718
PTIE	PAIN THERAPEUTICS, INC.*	67,900	343,574

INDUSTRIALS - 4.4%			861,919
APWR	A-POWER ENERGY GENERATION SYSTEMS LTD.*	100	1,077
ABIX	ABATIX CORP.*	39,783	188,572
CSIQ	CANADIAN SOLAR, INC.*	600	10,332
CLH	CLEAN HARBORS, INC.*	2,000	112,520
ESLR	EVERGREEN SOLAR, INC.*	1,200	2,304
FSLR	FIRST SOLAR, INC.*	100	15,286
GD	GENERAL DYNAMICS CORP.	1,400	90,440
GE	GENERAL ELECTRIC CO.	3,900	64,038
GSH	GUANGSHEN RAILWAY CO. LTD.	5,000	100,250
JNGW	JINGWEI INTERNATIONAL LTD.*	5,600	9,240
NM	NAVIOS MARITIME HOLDINGS, INC.	29,000	142,390
STP	SUNTECH POWER HOLDINGS CO. LTD.*	1,400	21,280
TSL	TRINA SOLAR LTD.*	3,200	102,944
YGE	YINGLI GREEN ENERGY HOLDINGS CO. LTD.*	100	1,246

INFORMATION TECHNOLOGY - 5.5%			1,081,340
AEY	ADDVANTAGE TECHNOLOGIES GROUP, INC.*	100	230
AAPL	APPLE, INC.*	1,900	352,203
ASIA	ASIAINFO HOLDINGS, INC.*	6,600	131,802
CSR	CHINA SECURITY & SURVEILLANCE TECHNOLGY, INC.*	300	2,142
CNTF	CHINA TECHFAITH WIRELESS COMMUNICATION TECHNOLOGY, INC.*	200	664
IMOS	CHIPMOS TECHNOLOGIES (BERMUDA) LTD.*	140,715	136,494
EBAY	EBAY, INC.*	200	4,722
GOOG	GOOGLE, INC.*	200	99,170
HRS	HARRIS CORP.	800	30,080
MAIL	INCREDIMAIL, LTD.	2,800	23,688
LDK	LDK SOLAR CO. LTD.*	2,100	18,102
NTE	NAM TAI ELECTRONICS, INC.	4,200	22,680
NRTLQ	NORTEL NETWORKS CORP.*	12	1
QXM	QIAO XING MOBILE COMMUNICATION CO., LTD.*	4,500	13,005
SOL	RENESOLA LTD.*	300	1,443
RFIL	RF INDUSTRIES LTD.	4,298	16,977
CRM	SALESFORCE.COM, INC.*	3,300	187,869
VDSI	VASCO DATA SECURITY INTERNATIONAL, INC.*	5,400	40,068

MATERIALS - 7.1%			1,394,236
AEM	AGNICO-EAGLE MINES LTD.	2,200	149,270
APFC	AMERICAN PACIFIC CORP.*	5,228	40,569
BHP	BHP BILLITON LTD.	1,500	99,015
FCX	FREEPORT-MCMORAN COPPER & GOLD, INC.	800	54,888
MTL	MECHEL OAO	5,000	89,900
NUE	NUCOR CORP.	4,300	202,143
PLG	PLATINUM GROUP METALS LTD.*	116,200	146,412
PX	PRAXAIR, INC.	3,300	269,577
RDSMY	ROYAL DSM N V - ADR	4,600	48,070
PCU	SOUTHERN COPPER CORP.	2,800	85,932
TNH	TERRA NITROGEN COMPANY, L. P.	2,000	208,460

TELECOMMUNICATION SERVICES - 1.8%			358,102
CHL	CHINA MOBILE LTD.	600	29,466
CHT	CHUNGHWA TELECOM CO. LTD.	900	16,236
LTON	LINKTONE LTD.	1,200	2,532
MBT	MOBILE TELESYSTEMS OJSC*	4,100	197,907
VIP	OPEN JOINT STOCK CO.-VIMPEL COMMUNICATIONS*	5,800	108,460
TELNY	TELENOR ASA*	100	3,501

UTILITIES - 0.9%			184,416
AEE	AMEREN CORP.	200	5,056
HNP	HUANENG POWER INTERNATIONAL, INC..	200	5,328
PNM	PNM RESOURCES, INC.	14,900	174,032

WARRANTS - 0.0%			1
(Cost $1)
KKDOW	KRISPY KREME DOUGHNUTS, INC. - Expiration 3/2/2012 at $12.21 *	18	1

PREFERRED STOCK - 1.4%			281,412
(Cost $148,603)
DDT	DILLARDS CAP 7.5	17,307	281,412

EXCHANGE TRADED NOTES - 1.6%			317,715
(Cost $338,211)
DZZ	POWERSHARES DB GOLD DOUBLE SHORT*	17,700	317,715

INVESTMENT COMPANIES - 15.1%			2,956,104
(Cost $2,918,357)
DIA	DIAMONDS TRUST, SERIES 1	2,700	262,143
FAS	DIREXION DAILY FINANCIAL BULL 3X SHARES	1,420	116,625
ERX	DIREXION DAILY ENERGY BULL 3X SHARES	500	19,545
IEF	ISHARES BARCLAYS 7-10 YEAR TREASURY	2,500	230,925
IAU	ISHARES COMEX GOLD TRUST*	900	89,037
EWZ	ISHARES MSCI BRAZIL	600	40,602
GSG	ISHARES S&P GSCI COMMODITY - INDEXED TRUST*	600	17,808
SLV	ISHARES SILVER TRUST*	8,600	140,868
HYF	MANAGED HIGH YIELD PLUS FUND, INC.	121,786	220,433
RSX	MARKET VECTORS RUSSIA ETF	3,300	91,575
PGF	POWERSHARES FINANCIAL PREFERRED ETF	2,000	31,700
SH	PROSHARES SHORT S&P 500	500	28,135
SRS	PROSHARES ULTRA SHORT REAL ESTATE	2,200	21,318
TWM	PROSHARES ULTRA SHORT RUSSELL 2000	26,200	749,320
SGF	THE SINGAPORE FUND, INC.	14,600	180,894
GLD	SPDR GOLD SHARES*	3,600	355,860
XLB	SPDR MATERIALS SELECT SECTOR ETF	600	18,540
GAF	SPDR S&P EMERGING MIDDLE EAST & AFRICA	400	23,796
UNG	UNITED STATES NATURAL GAS FUND *	27,000	316,980

CASH EQUIVALENTS - 15.3%			3,012,316
(Cost $3,012,316)
HIGHMARK 100% US TREASURY MONEY MARKET FUND		1,506,158	1,506,158
HIGHMARK DIVERSIFIED MONEY MARKET FUND		1,506,158	1,506,158

TOTAL INVESTMENT SECURITIES - 96.0%			18,867,973
(Cost $17,754,411)

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%			779,004

NET ASSETS - 100.0%			$19,646,977

*Non-income producing security.

ADR - American Depository Receipt.

The cost basis of investments for federal income tax purposes at September 30,2009 was as follows+:

Cost of investments		$19,565,025
Gross unrealized appreciation		1,853,307
Gross unrealized depreciation		(2,550,359)
Net unrealized depreciation		$(697,052)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Fund adopted financial reporting rules that require an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. These financial reporting rules also require enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These financial reporting rules also require the Fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$861,776	-	-	$861,776
Consumer Staples	558,973	-	-	558,973
Energy	1,617,373	-	-	1,617,373
Financials	1,584,012	-	-	1,584,012
Health Care	3,798,278	-	-	3,798,278
Industrials	861,919	-	-	861,919
Information Technology	1,081,340	-	-	1,081,340
Materials	1,394,236	-	-	1,394,236
Telecommunication Services	358,102	-	-	358,102
Utilities	184,416	-	-	184,416
Total Equity	12,300,425	-	-	12,300,425
Investment Companies	2,956,104	-	-	2,956,104
Preferred Stock	281,412	-	-	281,412
Exchange Traded Notes	317,715	-	-	317,715
Warrants	1	-	-	1
Total Long-Term Investments	15,855,657	-	-	15,855,657
Short-Term Investments	3,012,316	-	-	3,012,316

Total Investments in Securities	$18,867,973	$-	$-	$18,867,973

Level 3 Reconciliation Disclosure Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description
Balance as of June 30, 2009	$47,393
Transfers into Level 3	-
Accrued discounts/premiums	-
Realized gain (loss)	(4,068)
Change in unrealized appreciation (depreciation)	4,235
Net purchases (sales)	(47,560)
Balance as of September 30, 2009	-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title)      /s/Kendrick W. Kam
Kendrick W. Kam, President & Treasurer

Date   November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kendrick W. Kam
Kendrick W. Kam, President & Treasurer

Date   November 20, 2009

* Print the name and title of each signing officer under his or her signature.